Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 4,961	₨ 3,488
Operating tax loss carry forward	4,020	3,027
Unrecognized Deferred Tax Assets And Liabilities	₨ 8,981	₨ 6,515